Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

(b) Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

Business combinations are accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired, and liabilities assumed are recorded at their respective fair values as of the acquisition date in the Company’s unaudited interim condensed consolidated financial statements. Any excess fair value of consideration transferred over the fair value of the net assets acquired is recorded as goodwill. Contingent consideration obligations incurred in connection with the business combination are recorded at their fair values on the acquisition date and remeasured at their fair values each subsequent reporting period until the related contingencies are resolved. The resulting changes in fair values are recorded in the unaudited interim condensed consolidated statements of operations.

When the Company determines that assets acquired do not meet the definition of a business under the acquisition method of accounting, acquired assets is expensed, no goodwill is recorded, and any contingent consideration is recognized only when it becomes payable or is paid.

(b) Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

Business combinations are accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired, and liabilities assumed are recorded at their respective fair values as of the acquisition date in the Company’s consolidated financial statements. Any excess fair value of consideration transferred over the fair value of the net assets acquired is recorded as goodwill. Contingent consideration obligations incurred in connection with the business combination are recorded at their fair values on the acquisition date and remeasured at their fair values each subsequent reporting period until the related contingencies are resolved. The resulting changes in fair values are recorded in the consolidated statements of operations.

When the Company determines that assets acquired do not meet the definition of a business under the acquisition method of accounting, acquired assets is expensed, no goodwill is recorded, and any contingent consideration is recognized only when it becomes payable or is paid.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to useful lives for equipment and intangible assets, assumptions used in assessing right of use assets, impairment of long-lived assets, and uncertain tax position. Actual results could vary from the estimates and assumptions that were used.

(c) Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to useful lives for property, plant and equipment and intangible assets, fair value of financial instruments, assumptions used in assessing right of use assets, impairment of long-lived assets, property, plant and equipment, intangible assets and uncertain tax position. Actual results could vary from the estimates and assumptions that were used.

Stock split

(d) Stock split

On May 16, 2023, the Company effected a forward share split of all issued and outstanding shares of 25,000,000 shares at a ratio of 1-to-4. As a result of the forward split, the Company now have 100,000,000 common stock issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying unaudited interim condensed consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 4 for 1 share split. The shares of common stock retain a par value of $0.001 per share. Accordingly, an amount equal to the par value of the increased shares resulting from the share split was reclassified from “Additional paid-in capital” to “Common stock”.

(d) Stock split

On May 16, 2023, the Company effected a forward share split of all issued and outstanding shares of 25,000,000 shares at a ratio of 1-to-4. As a result of the forward split, the Company now have 100,000,000 common stock issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 4 for 1 share split. The shares of common stock retain a par value of $0.001 per share. Accordingly, an amount equal to the par value of the increased shares resulting from the share split was reclassified from “Additional paid-in capital” to “Common stock”.

Risks and uncertainties

(e) Risks and uncertainties

The main operations of the Company are located in Taiwan and mainland China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Taiwan and mainland China, as well as by the general state of the economy in these two countries. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in these two countries.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

(e) Risks and uncertainties

The main operations of the Company are located in Taiwan and mainland China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Taiwan and mainland China, as well as by the general state of the economy in these two countries. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in these two countries.

The Company continues to face relative uncertainty as to the remaining intensity and duration of and the nature and timeline for recovery from the COVID-19 pandemic going forward and how all of that impacts the Company, including the extent to which potentially permanent changes clinical trial operations have been caused by the pandemic. The Company has taken the approach of managing the pandemic (to the extent that it continues to remain a significant factor) via strengthening its balance sheet and cash assets and avoiding debt while focusing on cost controls.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction and convenience translation

(f) Foreign currency translation and transaction and convenience translation

The accompanying unaudited interim condensed consolidated financial statements are presented in the US Dollar (“US$”), which is the reporting currency of the Company. The functional currency of the Company is the US$. Advanced Biomed Inc. (Taiwan) use New Taiwan dollar (“NT$”) as its functional currency. Advanced Biomed HK Limited uses Hong Kong dollars (“HKD”), and Shanghai Sglcell Biotech Co., Ltd. uses Chinese Yuan (“CNY”), as their functional currencies, respectively.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of income and comprehensive income as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the unaudited interim condensed consolidated statements of income and comprehensive income as other income (other expense).

The value of foreign currencies including, the NT$, CNY and HKD, may fluctuate against the US Dollar. Any significant variations of the aforementioned currencies relative to the US Dollar may materially affect the Company’s financial condition in terms of reporting in US Dollar. The following table outlines the currency exchange rates that were used in preparing the accompanying unaudited interim condensed consolidated financial statements:

	March 31, 2025	June 30, 2024
US$ to NT$ fiscal year end	33.19	32.45
US$ to NT$ average rate	32.50	31.83
US$ to CNY fiscal year end	7.26	7.27
US$ to CNY average rate	7.21	7.23
US$ to HKD fiscal year end	7.78	7.81
US$ to HKD average rate	7.78	7.82

(f) Foreign currency translation and transaction and convenience translation

The accompanying consolidated financial statements are presented in the US Dollar (“US$”), which is the reporting currency of the Company. The functional currency of the Company is the US$. Advanced Biomed Inc. (Taiwan) use New Taiwan dollar (“NT$”) as its functional currency. Advanced Biomed HK Limited uses Hong Kong dollars (“HKD”) and Shanghai Sglcell Biotech Co., Ltd., Nanjing Yitian Biotech Co., Ltd., Beijing Yitan Jiarui Technology Co., Ltd., Shandong Sglcell Medical Devices Co., Ltd., Sglcell (Huangshan) Biotech Co., Ltd use Chinese Yuan Renminbi (“CNY”) as their functional currencies.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of income and comprehensive income as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income as other income (other expense).

The value of foreign currencies including, the NT$, CNY and HKD, may fluctuate against the US Dollar. Any significant variations of the aforementioned currencies relative to the US Dollar may materially affect the Company’s financial condition in terms of reporting in US Dollar. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	June 30, 2024	June 30, 2023
US$ to NT$ fiscal year end	32.45	31.14
US$ to NT$ average rate	31.83	30.71
US$ to CNY fiscal year end	7.27	7.25
US$ to CNY average rate	7.23	6.95
US$ to HKD fiscal year end	7.81	7.84
US$ to HKD average rate	7.82	7.84

Fair value measurement

(g) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash, other current assets, leases payable, accounts payables, accruals and other current liabilities are financial assets and liabilities. Cash, other current assets, accounts payable, accruals and other current liabilities are subject to fair value measurement; however, because of their being short term in nature management believes their carrying values approximate their fair value. Financial instruments are fair value financial assets that are marked to fair value and are accounted for under as Level 3 under the above hierarchy. The Company accounts for lease payables at amortized cost and has elected NOT to account for them under the fair value hierarchy.

(g) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash, other current assets, leases payable, accounts payables, accruals and other current liabilities are financial assets and liabilities. Cash, other current assets, accounts payable, accruals and other current liabilities are subject to fair value measurement; however, because of their being short term in nature management believes their carrying values approximate their fair value. Financial instruments are fair value financial assets that are marked to fair value and are accounted for under as Level 3 under the above hierarchy. The Company accounts for bank loans and lease payables at amortized cost and has elected NOT to account for them under the fair value hierarchy.

Related parties

(h) Related parties

We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions for the nine-month periods ended March 31, 2025 and 2024.

(h) Related parties We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions for the years ended June 30, 2024 and 2023.
Cash

(i) Cash

Cash consists of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. Deposits are held at highly liquid and well capitalized financial institutions. Risk of loss is not expected by management.

(i) Cash

Cash consists of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. Deposits are held at highly liquid and well capitalized financial institutions. Risk of loss is not expected by management.

Intangible assets, net

(j) Intangible assets, net

The Company’s intangible assets are stated at cost less accumulated amortization and impairment, if any, and amortized on a straight-line basis over the estimated useful lives of the assets.

Category	Estimated useful lives

Software	3 years
Patents	6 years

Software represents purchased software and is amortized straight-line over the Company’s estimates to generate economic benefits from such software, generally three years.

Patents represent the estimated fair value assigned to finite-lived intangible assets acquired in a transaction that is accounted for as an acquisition of assets rather than a business combination are initially recognized in accordance with other application GAAP. Any consideration transferred in excess of the fair value of the assets acquired is allocated to each asset acquired on a relative fair value basis. Amortization is computed using the straight-line method over the estimated useful lives of the respective finite-lived intangible assets, generally six years. Intangible assets are reviewed for impairment at least annually or more frequently if indicators of potential impairment exist. The Company reviews finite-lived intangible assets for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of the assets might not be recoverable. If the carrying value of an finite-lived intangible asset exceeds its fair value, then it is written down to its adjusted fair value. As of March 31, 2025 and June 30, 2024, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognized was approximately US$1.6 million as of March 31, 2025 and June 30, 2024, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.

(j) Intangible assets, net

The Company’s intangible assets are stated at cost less accumulated amortization and impairment, if any, and amortized on a straight-line basis over the estimated useful lives of the assets.

Category	Estimated useful lives

Software	3 years
Patents	6 years

Software represents purchased software and is amortized straight-line over the Company’s estimates to generate economic benefits from such software, generally three years.

Patents represent the estimated fair value assigned to finite-lived intangible assets acquired in a transaction that is accounted for as an acquisition of assets rather than a business combination are initially recognized in accordance with other application GAAP. Any consideration transferred in excess of the fair value of the assets acquired is allocated to each asset acquired on a relative fair value basis. Amortization is computed using the straight-line method over the estimated useful lives of the respective finite-lived intangible assets, generally six years. Intangible assets are reviewed for impairment at least annually or more frequently if indicators of potential impairment exist. The Company reviews finite-lived intangible assets for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of the assets might not be recoverable. If the carrying value of an finite-lived intangible asset exceeds its fair value, then it is written down to its adjusted fair value. As of June 30, 2024 and 2023, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognised was approximately US$1.6 million as of June 30, 2024 and 2023, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.

Equipment, net

(k) Equipment, net

Equipment, net are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives

Lab equipment	3 to 5 years
Computer equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	3 years

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the unaudited interim condensed consolidated statements of operations and comprehensive loss.

(k) Equipment, net

Equipment, net are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives

Lab equipment	3 to 5 years
Computer equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	3 years

Expenditure for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditure for major renewals and betterment that substantially extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Deferred Initial Public Offering (“IPO”) costs

(l) Deferred Initial Public Offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Initial public offering expense directly attributable to offering of securities are deferred and would be charged against the gross proceeds of the offering, as a reduction in share capital. These deferred expenses mainly consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended IPO. As of June 30, 2024, the Company capitalized US$638,871 of deferred initial public offering costs. As of March 31, 2025, the Company had completed its Initial Public Offering, and the accumulated deferred IPO cost was Nil.

(l) Deferred Initial Public Offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Initial public offering expense directly attributable to offering of securities are deferred and would be charged against the gross proceeds of the offering, as a reduction in share capital. These deferred expenses mainly consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Should the IPO prove to be unsuccessful, these deferred initial public offering costs, as well as additional expenses to be incurred, will be charged to operations. As of June 30, 2024 and June 30, 2023, the Company capitalized US$638,871 and US$553,471 of deferred initial public offering costs.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. As of March 31, 2025 and June 30, 2024, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognized was approximately US$1.6 million as of March 31, 2025 and June 30, 2024, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.

(m) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. As of June 30, 2024 and 2023, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognised was approximately US$1.6 million as of June 30, 2024 and 2023, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.

Commitments and contingencies

(n) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(n) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Research and development expenses

(o) Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including licensing fees, cost of salaries, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs and professional services. All costs associated with research and developments are expensed as incurred.

The Company has already started the registration process and plans to start the clinical research by the end of June 2025, which are expected to end in April 2026, and we expect to obtain the required registration certificate by October 2027. As of March 31, 2025, the Company has not commenced sales of the products nor have any revenue-generating products and do not expect sales of revenue-generating product candidates until the Company has completed clinical development, submitted regulatory filings, and received applicable regulatory approvals for candidate products.

Hence, the Company incurred its research and development cost during the nine-month periods ended March 31, 2025 and 2024, which is in compliance under ASC 730-10-25.

(o) Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including licensing fees, cost of salaries, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs and professional services. All costs associated with research and developments are expensed as incurred.

The Company has already started the registration process and plans to start the clinical research by the end of 2024, which are expected to end in June 2025, and we expect to obtain the required registration certificate by the end of 2026. As of June 30, 2024, the Company has not commenced sales of the products nor have any revenue-generating products and do not expect sales of revenue-generating product candidates until the Company has completed clinical development, submitted regulatory filings, and received applicable regulatory approvals for candidate products.

Hence, the Company incurred its research and development cost during the years ended June 30, 2024 and 2023, which is in compliance under ASC 730-10-25.

General and administrative expenses

(p) General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, other miscellaneous administrative expenses.

(p) General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, other miscellaneous administrative expenses.

Operating leases

(q) Operating leases

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, mainly leases of factory buildings, offices and employee dormitories, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Company had no finance leases for any of the periods stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s unaudited interim condensed consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

(q) Operating leases

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, mainly leases of factory buildings, offices and employee dormitories, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Company had no finance leases for any of the periods stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Income Taxes

(r) Income Taxes

The Company accounts for income taxes using the asset and liability approach which allows the recognition and measurement of deferred tax assets to be based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will expire before the Company is able to realize their benefits, or future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefits recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer satisfied. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No significant penalty or interest relating to income taxes has been incurred for the nine-month periods ended March 31, 2025 and 2024. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

Valuation of Deferred Tax Assets

A valuation allowance is recorded to reduce the Company’s deferred tax assets to the amount that is more likely than not to be realized. In assessing the need for the valuation allowance, management considers, among other things, projections of future taxable income and ongoing prudent and feasible tax planning strategies. If the Company determines that sufficient negative evidence exists, then it will consider recording a valuation allowance against a portion or all of the deferred tax assets in that jurisdiction. If, after recording a valuation allowance, the Company’s projections of future taxable income and other positive evidence considered in evaluating the need for a valuation allowance prove, with the benefit of hindsight, to be inaccurate, it could prove to be more difficult to support the realization of its deferred tax assets. As a result, an additional valuation allowance could be required, which would have an adverse impact on its effective income tax rate and results. Conversely, if, after recording a valuation allowance, the Company determines that sufficient positive evidence exists in the jurisdiction in which the valuation allowance was recorded, it may reverse a portion or all of the valuation allowance in that jurisdiction. In such situations, the adjustment made to the deferred tax asset would have a favorable impact on its effective income tax rate and results in the period such determination was made.

 (r) Income Taxes

The Company accounts for income taxes using the asset and liability approach which allows the recognition and measurement of deferred tax assets to be based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will expire before the Company is able to realize their benefits, or future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefits recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer satisfied. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No significant penalty or interest relating to income taxes has been incurred for the years ended June 30, 2024 and 2023. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

Valuation of Deferred Tax Assets

A valuation allowance is recorded to reduce the Company’s deferred tax assets to the amount that is more likely than not to be realized. In assessing the need for the valuation allowance, management considers, among other things, projections of future taxable income and ongoing prudent and feasible tax planning strategies. If the Company determines that sufficient negative evidence exists, then it will consider recording a valuation allowance against a portion or all of the deferred tax assets in that jurisdiction. If, after recording a valuation allowance, the Company’s projections of future taxable income and other positive evidence considered in evaluating the need for a valuation allowance prove, with the benefit of hindsight, to be inaccurate, it could prove to be more difficult to support the realization of its deferred tax assets. As a result, an additional valuation allowance could be required, which would have an adverse impact on its effective income tax rate and results. Conversely, if, after recording a valuation allowance, the Company determines that sufficient positive evidence exists in the jurisdiction in which the valuation allowance was recorded, it may reverse a portion or all of the valuation allowance in that jurisdiction. In such situations, the adjustment made to the deferred tax asset would have a favorable impact on its effective income tax rate and results in the period such determination was made.

Loss per share

(s) Loss per share

Loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

(s) Loss per share

Loss per share is computed by dividing net loss attributable to common stockholders  by the weighted average number of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Recent accounting pronouncements

(t) Recent accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The amendment requires entities to report a measure of segment profit or loss that the chief operating decision maker uses to assess segment performance and make decisions about allocating resources. The amendment also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosure under certain circumstances. The amendment does not change or remove those disclosure requirements and also does not change how an entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. This amendment is effective for the Group’s consolidated financial statements issued for annual periods beginning after December 15, 2023. Early adoption is permitted. The Group is currently evaluating the impact of adopting this amendment.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to income Tax Disclosures. The amendment in this update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance.

In March 2024, the FASB issued ASU 2024-01, Compensation — Stock Compensation (Topic 718) — Scope Application of Profits Interest and Similar Award. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive loss and unaudited interim condensed consolidated statements of cash flows.

(t) Recent accounting pronouncements

In October 2021, the FASB issued ASU 2021-10, Codification Improvements. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2021-10 is effective for annual periods beginning after December 15, 2021 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This amendment incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The amendment requires entities to report a measure of segment profit or loss that the chief operating decision maker uses to assess segment performance and make decisions about allocating resources. The amendment also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosure under certain circumstances. The amendment does not change or remove those disclosure requirements and also does not change how an entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. This amendment is effective for the Group’s consolidated financial statements issued for annual periods beginning after December 15, 2023. Early adoption is permitted. The Group is currently evaluating the impact of adopting this amendment.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to income Tax Disclosures. The amendment in this update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance.

In March 2024, the FASB issued ASU 2024-01, Compensation — Stock Compensation (Topic 718) — Scope Application of Profits Interest and Similar Award. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim period, it should adopt them as of the beginning of the annual period that includes that interim period.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.